Acquisitions and disposals (Details) € in Millions, $ in Millions														3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 30, 2024	Dec. 06, 2024 USD ($)	Dec. 05, 2024 USD ($)	Nov. 29, 2024 USD ($)	May 31, 2024 USD ($)	May 30, 2024	Apr. 04, 2024	Nov. 03, 2023 USD ($) GW	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 26, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 24, 2024	Jan. 26, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest divested												100.00%
Loss on swap of assets														$ 147
Gain on disposal																$ 1,223	$ 327	$ 1,182
Assets classified as held for sale		$ 7,227													$ 1,064	7,227	1,064
Liabilities directly associated with the assets classified as held for sale		$ 1,023													471	1,023	$ 471
Total purchase price												$ 362
Proceeds from extraordinary dividend and repayment of paid-in capital												371
Loss recognised on disposal												$ 258
Forecast | Equinor And Shell Joint Venture
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%
Equinor Nigeria Energy Company
Disclosure of detailed information about business combination [line items]
Dividends received					$ 300
Empire Offshore Wind Holdings LLC
Disclosure of detailed information about business combination [line items]
Percentage of share acquired									50.00%
South Brooklyn Marine Terminal
Disclosure of detailed information about business combination [line items]
Percentage of share acquired																			50.00%
Oil And Gas Lease, OML 128 | Equinor Nigeria Energy Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in asset				53.85%
Agbami Oil Field | Equinor Nigeria Energy Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in asset				20.21%
Certain Chesapeake-Operated Northern Marcellus Gas Units
Disclosure of detailed information about business combination [line items]
Ownership interest in joint operation		40.70%	25.70%				25.70%	15.70%
EQT Corporation Non-Operated Working Interest, Northern Marcellus Shale Formation
Disclosure of detailed information about business combination [line items]
Percentage of interest in oil and gas assets acquired							40.00%
Cash consideration		$ 1,242					$ 467									1,242
Property, plant and equipment recognised as of acquisition date		1,365					750									1,365
Identifiable intangible assets recognised as of acquisition date							$ 505
Rio Energy
Disclosure of detailed information about business combination [line items]
Percentage of share acquired										100.00%
Total purchase price										$ 82
Capital contributions to acquirer										$ 268
Power of pipeline acquired (in GW) | GW										1.2
Additions to property, plant and equipment through business acquisition										$ 350
Suncor Energy UK Limited
Disclosure of detailed information about business combination [line items]
Percentage of share acquired											100.00%
Total purchase price											$ 847
Additions to property, plant and equipment through business acquisition											1,490
Increase in deferred tax liability											$ 672
Suncor Energy UK Limited | Buzzard Oil Field
Disclosure of detailed information about business combination [line items]
Ownership interest in joint operation											29.89%
Suncor Energy UK Limited | Rosebank Development
Disclosure of detailed information about business combination [line items]
Ownership interest in joint operation											40.00%
BeGreen
Disclosure of detailed information about business combination [line items]
Percentage of share acquired													100.00%							100.00%
Total purchase price													$ 252							€ 235
BeGreen | REN
Disclosure of detailed information about business combination [line items]
Increase in intangible assets													$ 423
Marcellus and Utica Shale Formations, Appalachian Basin
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest divested							100.00%
Beacon Wind Holdings LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest divested									50.00%
Investment In Azerbaijan
Disclosure of detailed information about business combination [line items]
Consideration received						$ 713
Loss on disposal of assets						$ 84
Impairment loss recognised in profit or loss															$ 310
Azeri Chirag Gunashli
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest divested						7.27%
Baku-Tbilisi-Ceyhan
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest divested						8.71%
Equinor Nigeria Energy Company
Disclosure of detailed information about business combination [line items]
Consideration received				$ 682
Cash consideration received				482
Gain on disposal				$ 795
UK Upstream Business
Disclosure of detailed information about business combination [line items]
Assets classified as held for sale		6,843														6,843
Liabilities directly associated with the assets classified as held for sale		$ 740														$ 740